CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 64,060	$ 296,619	$ 71,393
Advances to vendor	335,616
Prepaid expense and other current assets	166,571	135,196	61,654
Inventory	256,250	252,466	52,279
Total Current Assets	822,497	684,281	185,326
Property and equipment, net of accumulated depreciation of $146,883, $128,748, and $63,470 respectively	566,403	577,883	588,067
Exploration property	1,864,608	1,864,608	1,864,608
Restricted cash	74,506	74,504	74,499
Deposits	22,440	22,440	22,440
Total Assets	3,350,454	3,223,716	2,734,940
CURRENT LIABILITIES:
Accounts payable	192,302	224,079	251,834
Notes payable, net of unamortized discounts of $507, $1,769, and $77,157, respectively	722,740	857,219	1,168,187
Note payable, related party net of unamortized discounts of $0 and $4,438, respectively	30,000	30,000	25,562
Accrued compensation - related parties	355,000	500,000	228,975
Accrued liabilities	292,504	407,332	592,764
Total Current Liabilities	1,592,546	2,018,630	2,267,322
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 51, 51, and 51 shares issued and outstanding, respectively
Common stock, $0.001 par value; 500,000,000, 500,000,000, and 400,000,000 shares authorized; 383,974,231, 366,254,777, and 285,398,000 shares issued and outstanding, respectively	383,974	366,255	285,398
Additional paid-in capital	213,848,553	212,865,439	207,701,091
Accumulated deficit	(212,474,619)	(212,026,608)	(207,518,871)
Total Stockholders' Equity	1,757,908	1,205,086	467,618
Total Liabilities and Stockholders' Equity	$ 3,350,454	$ 3,223,716	$ 2,734,940